Tridan Corp.

Schedule of Investments in Municipal Obligations
January 31, 2025 (Unaudited)

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)

New York Municipal Bonds

Syosset New York Central School
District Unlimited Tax
5.0% due December 15, 2022	$300,000	$295,687	$295,687	$300,534	$4,847

Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	218,028	218,028	225,178	7,150

Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	280,864	280,864	285,539	4,675

Brookhaven NY REF Unlimited Tax
5.00% due March 15, 2025	500,000	501,803	501,803	501,470	(333)

State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	500,573	500,573	501,650	1,077

Erie Count Indvl Dev Agency
5.0% due May 1, 2025	750,000	769,373	769,373	754,298	(15,075)

Rhinebeck New York
Central School District Unlimited
Tax (Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	524,508	524,508	537,365	12,857

Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	317,719	317,719	320,566	2,847

State of NY Dormitory Authority
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	205,644	205,644	206,324	680

NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due April 01, 2026	500,000	510,302	510,302	507,450	(2,852)

SNT Lawrence CNTY NY REF
Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	105,974	105,974	105,642	(332)

NY ST Environmental FACS
5.00% due June 15, 2026	1,300,000	1,341,376	1,341,376	1,341,314	(62)

Mattituck-Cutchogue NY Central
School District Unlimited Tax
(Par Call July 15, 2025 @100) 5.0%
Unlimited tax due July 15, 2026	280,000	283,073	283,073	282,923	(150)

NY City NY Transitional Fin Auth	100,000	102,567	102,567	103,225	658
Bldg Aid Rev
5.00% due July 15, 2026

NY ST Dorm Auth Revenues Non
St Supported Debt
5.00% due October 1, 2026	500,000	521,765	521,765	519,155	(2,610)

Putnam County NY
Limited Tax
(Par Call January 15, 2026 @100)
5.0% due January 15, 2027	135,000	138,058	138,058	137,793	(265)

Gates Chili NY Central School
Unlimited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	200,000	201,860	201,860	201,696	(164)

Halfmoon NY Pub Imp
Limited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	280,000	282,359	282,359	282,363	4

Mattituck-Cutchogue NY
(Par Call July 15, 2025 @100) 5.0%
Unlimited tax due July 15, 2027	365,000	368,822	368,822	368,661	(161)

Met Transportation Auth NY Revenue
5.0% due November 15, 2027	1,250,000	1,336,650	1,336,650	1,320,175	(16,475)

Met Transportation Auth NY Revenue
5.0% due November 15, 2027	300,000	306,663	306,663	304,422	(2,241)

Tompkins County NY Public Impt
Ser B Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	500,000	500,585	500,585	500,950	365

Port Authority of NY and NJ
5.375 % due March 1, 2028	80,000	78,785	78,785	83,730	4,945

Western Nassau Cty Water Auth
(Par Call April 1, 2025 @100)
5.0% due April 1, 2028	100,000	100,312	100,312	100,334	22

Laurens NY Central School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	306,419	306,419	306,266	(153)

Erie County NY Fiscal Stability
Sales Tax

(Par Call June 15, 2027 @100)
5.00% due June 15, 2029	1,000,000	1,058,918	1,058,918	1,045,710	(13,208)

NY NY Ref - Ser Unlimited Tax
5.0% due August 1, 2029	750,000	845,155	845,155	818,055	(27,100)

NY ST Dorm Auth Revenues Non St
5.0% due October 1, 2029	1,090,000	1,178,137	1,178,137	1,142,778	(35,359)

NY ST Dorm Auth Rev
5.0% due July 1, 2030	500,000	612,154	612,154	560,340	(51,814)

Harrison NY LTD Tax
5.0% due July 1, 2030	290,000	330,985	330,985	326,540	(4,445)

NY City Transitional Fin Auth Rev Future
(Par Call February 1, 2026 @100)
5.00 % due February 1, 2031	1,000,000	1,027,988	1,027,988	1,018,690	(9,298)

IL ST REF-SER B
5.0% due March 1, 2031	125,000	130,334	130,334	136,426	6,092

NY St Urban Dev Corp Rev Ref
Pers Income Tax
5.0% due March 15, 2031	750,000	787,962	787,962	778,560	(9,402)

NY ST Environmental Clean Water
5.0% Due June 15, 2031	400,000	484,091	484,091	436,888	(47,203)

N.Y.S. Dormitory Authority Revenues
Ref Cornell University
5.0% due July 1, 2031	1,000,000	1,255,368	1,255,368	1,138,170	(117,198)

Nassau County NY Interim
5.0% due November 15, 2031	500,000	630,727	630,727	568,670	(62,057)

Syracuse NY REF-SER B LTD Tax
4.0% due June 1, 2032	1,060,000	1,245,951	1,245,951	1,132,366	(113,585)

NYS Dormitory Authority Personal
Income Tax (Par Call August 15, 2026)
5.0% due February 15, 2033	500,000	525,288	525,288	513,335	(11,953)

NYS Dorm Auth Revs
(Par Call October 01, 2026)
5.0% due October 01, 2033	1,000,000	1,031,763	1,031,763	1,027,470	(4,293)

Triborough NY Brdg & Tunl Auth
Payroll Mobility
5.0% due November 15, 2033	500,000	581,833	581,833	525,805	(56,028)

Triboro NY Bridge & Tunnel
5.0% due November 15, 2035	1,015,000	1,065,658	1,065,658	1,054,920	(10,738)

NY NY Ser D Sbserv Unltd Tax
5.0% due December 1, 2033	290,000	323,257	323,257	308,273	(14,984)

Util Debt Securitization Auth NY
(Par Call June 15, 2026)

5.0% due December 15, 2033	100,000	105,446	105,446	102,540	(2,906)

NY ST Dorm Auth Revenues Non St
5.0% due July 1, 2034	600,000	674,971	674,971	623,256	(51,715)

Port WA NY UN Freesch Dist
5.0% due August 1, 2034	1,000,000	1,144,626	1,144,626	1,104,980	(39,646)

Long Island NY Power Auth Elec
5.0% due September 1, 2034	1,000,000	1,092,620	1,092,620	1,059,820	(32,800)

NYS Dorm Sales Tax
5.0% due March 15, 2035	1,250,000	1,329,863	1,329,863	1,313,163	(16,700)

Triborough NY Brdg & Tunl Auth
4.0% due May 15, 2035	500,000	602,105	602,105	575,565	(26,540)

N.Y.S. Environmental FACS
5.0% due June 15, 2035	500,000	616,458	616,458	539,735	(76,723)

NY ST Envrnmntl Facs Corp Rev
Green Bond-ST
5.0% due August 15, 2035	355,000	385,802	385,802	372,399	(13,403)

Liberty Dev Corp NY Rev Ref - Goldman
5.25% due October 1, 2035	515,000	589,887	589,887	591,529	1,642

Nassau Cnty NY Interim Fin Auth
Res-Sales tax
4.0% due November 15, 2035	625,000	659,123	659,123	662,144	3,021

Port Auth of NY & NJ Ref-Ser
5.0% due December 1, 2035	1,000,000	1,099,063	1,099,063	1,136,290	37,227

Long Isld NY Pwr Auth Elec Sys Rev
5.0% due September 1, 2036	150,000	177,623	177,623	172,758	(4,865)

William Floyd NY Un Free Sch Dist
4.0% due June 15, 2038	420,000	428,397	428,397	426,733	(1,664)

Uniondale NY Un Free Sch Dist Unltd
4.0% due January 15, 2041	1,000,000	1,036,192	1,036,192	1,010,208	(25,984)

	$30,700,000	$33,157,514	$33,157,514	$32,323,139	$(834,375)